BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Numerator - Income (loss) attributable to Magal shareholders'	$ (6,914)	$ 1,029	$ 3,141
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	22,989,009	17,999,779	16,347,948
Employee stock options		31,654	62,763
Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	22,989,009	18,031,433	16,410,711